CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Rental income	$ 316,532	$ 258,180	$ 248,549
Expenses:
Real estate taxes	37,942	30,703	29,906
Other operating expenses	65,349	54,290	50,425
Depreciation and amortization	109,588	73,153	68,696
Loss on impairment of real estate	9,490	0	0
Acquisition related costs	0	1,191	811
General and administrative	18,847	14,897	14,826
Total expenses	262,214	191,503	182,580
Operating income	54,318	66,677	65,969
Dividend income	1,216	971	811
Interest income	1,962	158	14
Interest expense (including net amortization of debt premiums and discounts and deferred financing fees of $3,420, $2,832, and $1,376, respectively)	(65,406)	(45,060)	(37,008)
Gain (loss) on early extinguishment of debt	(1,715)	104	34
Loss on distribution to common shareholders of The RMR Group Inc. common stock	0	0	(12,368)
Income (loss) from continuing operations before income taxes, equity in earnings (losses) of investees and gain on sale of real estate	(9,625)	22,850	17,452
Income tax expense	(101)	(101)	(86)
Equity in earnings (losses) of investees	(13)	137	20
Income (loss) from continuing operations	(9,739)	22,886	17,386
Income (loss) from discontinued operations	21,829	34,878	(227,347)
Income (loss) before gain on sale of real estate	12,090	57,764	(209,961)
Gain on sale of real estate	0	79	0
Net income (loss)	12,090	57,843	(209,961)
Other comprehensive income (loss):
Unrealized gain (loss) on investment in available for sale securities	24,042	30,465	(9,391)
Equity in unrealized gain (loss) of investees	9,428	11,359	(5,513)
Other comprehensive income (loss)	33,470	41,824	(14,904)
Comprehensive income (loss)	45,560	99,667	(224,865)
Net income (loss)	12,090	57,843	(209,961)
Preferred units of limited partnership distributions	(275)	0	0
Net income (loss) available for common shareholders	$ 11,815	$ 57,843	$ (209,961)
Weighted average common shares outstanding (basic) (in shares)	84,633	71,050	70,700
Weighted average common shares outstanding (diluted) (in shares)	84,653	71,071	70,700
Per common share amounts (basic and diluted):
Income (loss) from continuing operations (basic and diluted) (in dollars per share)	$ (0.12)	$ 0.32	$ 0.25
Income (loss) from discontinued operations (basic and diluted) (in dollars per share)	0.26	0.49	(3.22)
Net income (loss) available for common shareholders (basic and diluted) (in dollars per share)	$ 0.14	$ 0.81	$ (2.97)
Utility expenses
Expenses:
Utility expenses	$ 20,998	$ 17,269	$ 17,916